Non-Controlling Interests	6 Months Ended
Jun. 30, 2020
Disclosure Of Non Controlling Interests [Abstract]
Non-Controlling Interests	27. NON-CONTROLLING INTERESTS

	30 June 2020	31 December 2019
	£m	£m
PSA Finance UK Limited	170	160
	170	160